Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr (1)	SFr 1	SFr (1)	SFr 1
Loans held-for-sale	1	(1)	(48)	0	(57)
Long-lived assets held-for-sale	(4)	(7)	(9)	(11)	24
Equity method investments	65	41	46	106	95
Other investments	30	47	31	77	15
Other	234	202	198	436	364
Other revenues	326	SFr 281	219	607	442
Bank
Other Revenues
Loans held-for-sale				0	(57)
Long-lived assets held-for-sale				(11)	24
Equity method investments				104	93
Other investments				76	11
Other				483	440
Other revenues	SFr 355		SFr 249	SFr 652	SFr 511